CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CHANGES IN EQUITY (CAPITAL DEFICIENCY) - USD ($) $ in Thousands	Ordinary shares.	Additional paid-in capital	Accumulated deficit	Total
Balance at beginning of period at Dec. 31, 2021	$ 1,495	$ 375,246	$ (367,866)	$ 8,875
Share-based compensation to employees and service providers			2,924	2,924
Issuance of ordinary shares and warrants, net of expenses	332	8,168		8,500
Comprehensive income (loss)			(32,239)	(32,239)
Balance at end of period at Jun. 30, 2022	1,827	383,414	(397,181)	(11,940)
Balance at beginning of period at Dec. 31, 2022	2,835	382,625	(433,860)	(48,400)
Share-based compensation to employees and service providers			849	849
Issuance of ordinary shares and warrants, net of expenses	1,761	(1,741)		20
Issuance of ordinary shares for vested RSUs	24	(24)
Comprehensive income (loss)			51,002	51,002
Balance at end of period at Jun. 30, 2023	$ 4,620	$ 380,860	$ (382,009)	$ 3,471